Share-Based Compensation Plans - Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]
	12 Months Ended
	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	12,948,173	13,732,001
Exercise price, share options granted | ₨ / shares	₨ 1	₨ 1
Share Price at the date of grant | ₨ / shares	₨ 302.15	₨ 228.75
Contractual Life	3 years	2 years 7 months
Expected Volatility	49.67%	49.28%
Expected option life	3 years	2 years 7 months
Expected dividends	6.80%	6.80%
Risk free interest rate	5.02%	4.84%
Expected annual forfeitures	10.00%	10.00%
Fair value per option granted | ₨ / shares	₨ 193.97	₨ 150.73
November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	864,537	1,020,889
November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	12,083,636	12,711,112